Earnings Per Share and Stockholders’ Equity (Details Narrative) - USD ($)							3 Months Ended	4 Months Ended	6 Months Ended
	May 02, 2024	Apr. 30, 2024	Feb. 16, 2024	Jan. 03, 2024	Jul. 10, 2023	Mar. 07, 2023	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Common stock, par value								$ 0.01	$ 0.01		$ 0.01
Stock compensation expense related to issuance of shares							$ 3,849,555
Deferred offering costs								$ 0	$ 0		$ 512,758
Warrants exercise price								$ 5.00	$ 5.00		$ 0
Stock Issued During Period, Value, Acquisitions							$ 17,000,000
Stock expense									$ 346,854
Executive Officers And Board Members [Member]
Issuance of restricted shares		937,249
Share price		$ 1.20
Issuance of restricted shares, value		$ 1,174,698
Chief Executive Officer [Member]
Issuance of restricted shares	40,650
Share price	$ 1.23
Issuance of restricted shares, value	$ 1,174,698
Board Of Directors [Member]
Reverse stock spli					1-for-2 reverse stock split
Preferred Series B Converted [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities								700,000
Red Cat Holdings, Inc [Member]
Stock Issued During Period, Shares, Acquisitions			4,250,000
Stock Issued During Period, Value, Acquisitions			$ 17,000,000
IPO [Member]
Issuance of common stock			1,250,000
Stock compensation expense related to issuance of shares			$ 3,849,555
Deferred offering costs											$ 1,150,445
Share price			$ 4.00
IPO [Member] | Direct Deduction From Proceeds [Member]
Deferred offering costs								$ 510,000	510,000
IPO [Member] | Cash Disbursements [Member]
Deferred offering costs								$ 127,687	$ 127,687
IPO [Member] | Paid Prior Year [Member]
Deferred offering costs											$ 512,758
January 2023 Engagement [Member]
Issuance of common stock						75,000
Stock compensation expense related to issuance of shares						$ 600,000
Share price						$ 8.00
Prior Chief Executive Officer [Member]
Stock issued for compensation, shares				16,086
Stock issued for compensation, value				$ 64,344
Underwriters [Member] | IPO [Member]
Warrants issued, shares			62,500
Warrants issued, value			$ 250,000
Warrants exercise price			$ 5.00
Series B Preferred Stock [Member]
Anti-dilutive shares									250,000	950,000
Preferred stock, par value								$ 0.01	$ 0.01		$ 0.01
Stock converted, shares converted								140
Stock cancelled, shares								140
Preferred stock, shares outstanding								50	50		190
Preferred stock convertible into common stock								250,000	250,000		950,000
Share-Based Payment Arrangement, Option [Member]
Anti-dilutive shares									310,000
Common Stock Warrants [Member]
Anti-dilutive shares									62,500
Promissory Note Common Stock [Member]
Anti-dilutive shares									3,418,803
Common Stock [Member]
Stock converted, shares issued								700,000